Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 678,353	$ 711,643
Debt issuance costs	5,992	8,180
Non-current financial liabilities	672,361	703,463
Between 1 and 2 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	101,885	105,986
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	573,892	601,419
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 2,576	$ 4,238